RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jul. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party cost			$ 750,639	$ 1,248,154	$ 1,301,246	$ 692,420
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
Related party cost			$ 360,000	$ 360,000	$ 780,000	$ 780,000
Value of shares issuance to offset due amounts	390,358	358,126				266,056